Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHORT-TERM INVESTMENTS [Abstract]
Realized (loss)/gains on short-term investments	$ 0	$ 29,000	$ (102,000)
Unrealized gains on short-term investments	$ 0	$ 0	$ 0